Note 19 - Segment Information - Summary of Net Sales to Unaffiliated Customers by Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NET SALES	$ 62,714	$ 60,205	$ 56,561
Mixed-Signal Integrated Circuits [Member]
NET SALES	39,603	40,334	40,866
Analog Integrated Circuits [Member]
NET SALES	23,063	19,801	15,623
Digital Integrated Circuits [Member]
NET SALES	48	50	65
Licensed Intellectual Property [Member]
NET SALES		$ 20	$ 7